DERIVATIVE WARRANTS LIABILITIES (Details Narrative) - CAD ($)									12 Months Ended
	Oct. 18, 2024	Aug. 27, 2024	Aug. 16, 2024	Mar. 27, 2024	Mar. 15, 2024	Mar. 14, 2024	Mar. 14, 2024	Dec. 21, 2023	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Warrants issued								2,884,616
Stockholders equity reverse stock split description	1-for-17	1:17 reverse stock split	one (1) for seventeen (17) reverse stock split	1:190 reverse stock split	one (1) for one hundred ninety (190) reverse stock split
Change in fair value of derivative warrants liabilities									$ 28,866,166
Series A warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued							134,166,665
Price per share						$ 0.023
Proceeds from warrants						$ 7,360,662
Series B warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued							268,333,330
Price per share						$ 0.0209
March 2024 A warrants and B warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price of warrants		$ 8.1782		$ 1.3643
Conversion of warrants into common stock price per share		31.7		14.21
December 2023 warrants [member]
IfrsStatementLineItems [Line Items]
Exercise price of warrants		8.1782		1.3643
Conversion of warrants into common stock price per share		$ 31.7		$ 72.42
Stockholders equity reverse stock split description		1:17 reverse stock split
Post reverse split [member]
IfrsStatementLineItems [Line Items]
Warrants issued								183,414
Exercise price of warrants								$ 8.1782
Post reverse split [member] | Series A warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued							41,538
Post reverse split [member] | Series B warrants [member]
IfrsStatementLineItems [Line Items]
Warrants issued							83,075